Consolidated Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Statement of comprehensive income [abstract]
Net earnings		$ 63,958		$ 51,137		$ 56,672
Other comprehensive income (loss)
Change in fair value of interest rate swap agreements designated as cash flow hedges (Note 21)	[1]	1,608	[2]	136	[3]	(272)
Deferred tax expense due to enactment of US tax reform legislation (Note 5)		116		0		0
Change in cumulative translation adjustments		4,734		789		(12,294)
Items that will be reclassified subsequently to net earnings		6,458		925		(12,566)
Remeasurement of defined benefit liability (Note 17)	[5]	89	[4]	201	[6]	1,586
Deferred tax benefit due to enactment of US tax reform legislation (Note 5)		(714)		0		0
Items that will not be reclassified subsequently to net earnings		(625)		201		1,586
Other comprehensive income (loss)		5,833		1,126		(10,980)
Comprehensive income for the year		69,791		52,263		45,692
Comprehensive income (loss) for the year attributable to:
Company shareholders		69,777		52,353		45,692
Non-controlling interests		14		(90)		0
Comprehensive income for the year		$ 69,791		$ 52,263		$ 45,692

[1]	Presented net of deferred income tax expense (benefit) of $750 in 2017, $83 in 2016 and ($166) in 2015.
[2]	Presented net of deferred income tax expense of $750 for the year ended December 31, 2017.
[3]	Presented net of deferred income tax expense of $83 for the year ended December 31, 2016.
[4]	Presented net of deferred income tax expense of $213 for the year ended December 31, 2017.
[5]	Presented net of deferred income tax expense of $213 in 2017, $66 in 2016, and $964 in 2015.
[6]	Presented net of deferred income tax expense of $66 for the year ended December 31, 2016.